RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
27.	related party transactions

Name and Relationship with Related Parties

Name of related party	Relationship with the Group

Hanwha Corporation	A major shareholder of Hanwha Chemical Corporation
Hanwha Chemical Corporation	Holding company of Hanwha Solar
SolarOne Group *	A group whose significant shareholder was Hanwha Chemical Corporation
Hanwha S&C Co., Ltd.	A company controlled by Hanwha Corporation
Hanwha TechM Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha Q CELLS Japan Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha Q CELLS USA Corp.	A subsidiary of Hanwha Corporation
Hanwha Europe GmbH	A subsidiary of Hanwha Corporation
Hanwha Q CELLS Korea Corp.	A subsidiary of Hanwha Corporation
Foodist Food Culture(Shanghai) Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha Techwin Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha Hotel & Resort Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha TechM Hungary Zrt.	A subsidiary of Hanwha Corporation
Hanwha International LLC	A subsidiary of Hanwha Chemical Corporation
Hanwha Advanced Materials Corporation	A subsidiary of Hanwha Chemical Corporation
Hanwha Chemical (Thailand) Co., Ltd.	A subsidiary of Hanwha Chemical Corporation
Hanwha Chemical Malaysia Sdn. Bhd.	A subsidiary of Hanwha Chemical Corporation
Hancomm, Inc. ***	A company whose significant shareholder is Hanwha S&C
Hanwha S&C Trading (Shanghai) Co., Ltd.	A subsidiary of Hanwha S&C
Hanwha Chemical Trading (Shanghai) Co., Ltd.	A subsidiary of Hanwha Chemical Corporation
Hanwha Life Insurance Co., Ltd.	A Pension for the benefit of employees
Hanwha Non-Life Insurance Co., Ltd.	A Pension for the benefit of employees
Bt1 Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	A subsidiary of Hanwha S&C
Primo Günes Enerjisi A.Ş.	A subsidiary of Hanwha S&C
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Şirketi	A subsidiary of Hanwha S&C
Altinorda Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	A subsidiary of Hanwha S&C
Bahçesaray Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	A subsidiary of Hanwha S&C
Meca Enerji Iç Ve Dis Tic.San.Ve Ticaret Limited Şirketi	A subsidiary of Hanwha S&C
Burdur Enerji A.Ş.	Joint venture of Hanwha Q CELLS Corp.
ReNew Akshay Urja Pvt. Ltd.	Joint venture of Hanwha Q CELLS Corp.
Shanghai Baowangtiansui Solar Co., Ltd.	Associate of Hanwha SolarOne (Shanghai) Co., Ltd.
Tri Energy Global Pte. Ltd.	A subsidiary of Hanwha S&C
Fenland Renewables Ltd. **	VIE
Green End Renewables Ltd. **	VIE

* All the entities within the SolarOne Group ceased to be related parties subsequent to the consummation of the Transaction on February 6, 2015.

** The investments in these two entities were disposed in 2015.

*** Hancomm, Inc. has been excluded from the criteria of related party during 2015.

Significant Related Party Transactions

In addition to the information disclosed elsewhere in the financial statements, the Group had the following significant related party transactions during the years presented:

In millions of $	For the year ended December 31,
	2014	2015	2016

Purchase of product from:
Hanwha Corporation	310.8	306.7	259.8
Hanwha Advanced Materials Corporation	5.5	47.3	43.4
Hanwha Chemical Corporation	3.7	35.6	53.7
Hanwha Q CELLS USA Corp.	-	20.4	-
Hanwha Q CELLS Korea Corp.	-	2.7	496.4
Hanwha International LLC	-	2.3	-
Hanwha Q CELLS Japan Co., Ltd.	2.1	3.1	5.9
SolarOne Group	84.1	-	-
Hanwha Europe GmbH	14.3	-	0.1
Hancomm	0.4	-	-
Others	0.3	1.1	-

	421.2	419.2	859.3

Purchase of services from:
Hanwha Corporation	-	40.1	1.6
Foodist Food Culture (Shanghai) Co., Ltd.	-	4.9	4.4
Hanwha S&C Co., Ltd.	-	2.5	6.9
Hanwha International LLC	-	1.8	-
Hanwha Q CELLS USA Corp.	-	0.8	-
Hanwha Advanced Material Corporation	-	-	1.6
Hanwha Chemical Corporation	-	-	0.8
Hancomm	0.4	0.3	-
Hanwha Life Insurance Co., Ltd.	-	-	0.8
Hanwha Non-Life Insurance Co., Ltd.	-	-	0.9
Others	0.3	3.4	1.3
	0.7	53.8	19.2

Purchase of fixed assets from:
Hanwha TechM Co., Ltd.	-	89.4	-

The Group had the following significant related party transactions during the years presented:

In millions of $	For the year ended December 31,
	2014	2015	2016
Sales of products to:
Hanwha Q CELLS Japan Co., Ltd.	56.7	193.4	284.0
Hanwha Q CELLS USA Corp.	2.5	139.7	-
Hanwha Corporation	340.8	117.5	38.7
Hanwha Q CELLS Korea Corp.	0.2	76.5	105.5
Hanwha International LLC	55.6	75	-
Renew Akshay Urja Private Limited	-	38.4	51.3
Burdur Enerji A.S.	-	10.2	0.0
Bt1 Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.	-	5.7	3.0
Hanwha Engineering & Construction	-	3.7	-
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Sirketi	-	2	25.1
Altinorda Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.	-	1.4	0.7
Bahçesaray Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.	-	1.4	0.7
Meca Enerji Iç Ve Dis Tic.San.Ve Ticaret Limited Sirketi	-	1.4	0.7
SolarOne Group	9.1	-	-
TRI ENERGY GLOBAL PTE. LTD.	-	-	59.7
Others	0.1	0.3	-

	465.0	666.6	569.1

Sales of services to:
Hanwha Q CELLS Korea Corp.	-	-	7.2

	-	-	7.2

The Group had the following significant related party transactions during the years presented (cont’d):

In millions of $	For the year ended December 31,
	2014	2015	2016
Borrowings from:
Hanwha S&C Trading (Shanghai) Co., Ltd.	-	16	-
Hanwha Chemical (Thailand) Co., Ltd.	-	5	-
Hanwha Chemical Malaysia Sdn. Bhd.	-	5	-
Hanwha Europe GmbH	-	9.8	-

	-	35.8	-

Loans to:
Hanwha Q CELLS USA Corp.	15.3	30.0	1.0
Hanwha Q CELLS Korea Corp.	-	30.0	100.0
Primo Günes Enerjisi A.Ş.	-	5.1	0.1
Burdur Enerji A.Ş.	-	1.0	-
Fenland Renewables Ltd.	5.0	-	-
Green End Renewables Ltd.	4.1	-	-

	24.4	66.1	101.1

Interest paid to:
Hanwha S&C Co., Ltd.	-	0.7	-
Hanwha Corporation	3.5	-	-
Hanwha TechM Hungary Zrt.	-	-	0.1
Hanwha Chemical Trading(Shanghai) Co., Ltd.	-	-	0.1

	3.5	0.7	0.2

Interest received from:
Hanwha Q CELLS USA Corp.	0.3	0.9	-
Hanwha Q CELLS Korea Corp.	-	0.7	2.4

	0.3	1.6	2.4

Commission fee for bank borrowings and long-term notes paid to:
Hanwha Chemical Corporation	2.3	7.7	5.7

Balances with Related Parties

As of December 31, 2015 and 2016, balances with related parties are comprised of the following:

In millions of $	As of December 31,
	2015	2016

Amount due from related parties:
Hanwha Q CELLS Korea Corp.	142.2	43.9
Hanwha Corporation	75.6	-
Hanwha Q CELLS USA Corp.	58.9	20.8
Hanwha Q CELLS Japan Co., Ltd.	21	33.4
Hanwha Chemical Corporation	7	0.3
Bt1 Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	5.6	-
Renew Akshay Urja Private Limited	5.2	-
Primo Günes Enerjisi A.Ş.	5.1	3.2
Shanghai Baowangtiansui Solar Co., Ltd.	4.2	-
Burdur Enerji A.Ş.	2.6	-
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Şirketi	2	-
Altinorda Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	1.4	-
Bahçesaray Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	1.4	-
Meca Enerji Iç Ve Dis Tic.San.Ve Ticaret Limited Şirketi	1.4	-
Hanwha International LLC	0.3	-
TRI ENERGY GLOBAL PTE. LTD.	-	0.2
Hanwha Life Insurance Co., Ltd.	-	0.7
Hanwha Non-Life Insurance Co., Ltd.	-	0.2
Others	-	0.5

	333.9	103.2
Thereof:
Current amount due from related parties	324.6	96.6
Non-current amount due from related parties	9.3	6.6

As of December 31, 2015 and 2016, balances with related parties are comprised of the following (cont’d):

In millions of $	As of December 31,
	2015	2016

Amount due to related parties:
Hanwha Corporation	118.6	27.5
Hanwha TechM Co., Ltd.	26.3	-
Hanwha Advanced Materials Coporation	14.4	7.3
Hanwha Europe GmbH	9.9	-
Hanwha Chemical Corporation	9.5	9.1
Hanwha S&C Trading (Shanghai) Co., Ltd.	7.9	-
Hanwha TechM Hungary Zrt.	4.4	-
Hanwha Q CELLS USA Corp.	3.3	-
Hanwha Q CELLS Korea Corp.	3.2	117.1
Hanwha Q CELLS Japan Co., Ltd.	2.4	-
Hanwha S&C Co., Ltd.	1.2	0.2
Hanwha Techwin Co., Ltd.	0.2	-
Hanwha Hotel & Resort Co., Ltd.	0.1	-
Others	-	0.4

	201.4	161.6

Sale of manufacturing facility

On May 31, 2016, the Group signed a contract transferring assets and liabilities of PV manufacturing segment to our related party, Hanwha Q CELLS Korea Corp. located in Eumseong, South Korea. As a result, the Group received $58.5 million for the transaction and recognized $3.0 million gain on sale.
The book value of related assets and liabilities transferred is as follows:

In millions of $
Current assets:
Inventories	51.2
Accounts receivable and other receivables	66.4
Other current assets	30.9

Total current assets	148.5

Non-current assets:
Fixed assets	63.4
Intangible assets	0.8
Other non-current assets	0.2

Total non-current assets	64.4

Total assets	212.9

Current liabilities:
Accounts payable and other payables	83.0
Long-term borrowings, current portion	7.8
Other current liabilities	31.0

Total current liabilities	121.8

Non-current liabilities:
Defined benefit obligation	1.5
Long-term borrowings	33.9
Other long-term liabilities	1.8

Total non-current liabilities	37.2

Total Liabilities	159.0

Net assets	53.9